Offerings	May 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	11,994,396
Proposed Maximum Offering Price per Unit	53.0200
Maximum Aggregate Offering Price	$ 635,942,875.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 97,362.85
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of Dynatrace, Inc. (the "Registrant") which become issuable under the 2019 Equity Incentive Plan, as amended (the "Equity Plan"), and the 2019 Employee Stock Purchase Plan (the "ESPP", and together with the Equity Plan, the "Plans"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.
(2)Represents an automatic increase on April 1, 2025 to the number of shares of Common Stock available for issuance under the Equity Plan, in accordance with the automatic annual increase provision of the Equity Plan.
(3)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended. The price per share and aggregate offering price are calculated on the basis of $53.0200, the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on May 19, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,998,599
Proposed Maximum Offering Price per Unit	45.0670
Maximum Aggregate Offering Price	$ 135,137,861.13
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,689.61
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of Dynatrace, Inc. (the "Registrant") which become issuable under the 2019 Equity Incentive Plan, as amended (the "Equity Plan"), and the 2019 Employee Stock Purchase Plan (the "ESPP", and together with the Equity Plan, the "Plans"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents an automatic increase on April 1, 2025 to the number of shares of Common Stock available for issuance under the ESPP, in accordance with the automatic annual increase provision of the ESPP.
(5)The price of $45.0670 per share, which is 85% of the average of the high and low prices of the Common Stock of the Registrant as reported on the New York Stock Exchange on May 19, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and has been used as these shares are without a fixed price. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.